Exhibit 99.1
HSBC Private Label Credit Card Master Note Trust (USA) I

The following is particular information about the receivables as of the close of business on November 30, 2008:

o The receivables in the Trust Portfolio included $7,556,639,654.65 of Principal Receivables (reduced for discount option receivables) and $778,786,289.78 of Finance Charge and Administrative Receivables (including discount option receivables).

o The accounts designated for the Trust Portfolio had an average receivables balance of $543.14 and an average credit limit of $3,713.99.

o The principal weighted average age of the accounts was approximately 59.23 months.

As of the close of business on November 30, 2008:

o 8.74% of the accounts designated for the Trust Portfolio made minimum payments as of their respective latest statement date, in each case based on the minimum payment reflected in the prior month’s statement; and

o 3.15% of the accounts designated for the Trust Portfolio made full payments as of their respective latest statement date, in each case based on the outstanding balance reflected in the prior month’s statement.

The following tables summarize the Trust Portfolio by various criteria as of the close of business on November
30, 2008. Because the future composition of the Trust Portfolio may change over time, these tables are not necessarily indicative of the composition of the Trust Portfolio at any subsequent time. The numbers shown in the tables below may not total due to rounding.

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Account Balance Trust Portfolio November 30, 2008

Account Balance Range	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Less than or equal to $1,000.00	12,937,127	84.30%	$1,429,641,066.31	17.15%
$1,000.01 to $2,000.00	1,197,952	7.81%	1,725,953,549.12	20.71%
$2,000.01 to $3,000.00	545,208	3.55%	1,332,555,570.46	15.99%
$3,000.01 to $4,000.00	253,588	1.65%	872,623,998.16	10.47%
$4,000.01 to $5,000.00	130,174	0.85%	580,626,127.38	6.97%
$5,000.01 to $6,000.00	75,642	0.49%	413,573,009.91	4.96%
$6,000.01 to $7,000.00	51,801	0.34%	335,632,237.27	4.03%
$7,000.01 to $8,000.00	39,774	0.26%	297,694,397.55	3.57%
$8,000.01 to $9,000.00	29,285	0.19%	248,347,237.60	2.98%
$9,000.01 to $10,000.00	22,581	0.15%	214,293,603.19	2.57%
Over $10,000.00	63,725	0.42%	884,485,147.48	10.61%
Total	15,346,857	100.00%	$8,335,425,944.43	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Credit Limit Trust Portfolio November 30, 2008

Account Credit Limit Range	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Less than or equal to $1,000.00	3,297,237	21.48%	$1,181,452,113.78	14.17%
$1,000.01 to $2,000.00	3,021,639	19.69%	771,142,327.96	9.25%
$2,000.01 to $3,000.00	2,592,223	16.89%	998,721,677.68	11.98%
$3,000.01 to $4,000.00	2,146,104	13.98%	975,625,974.68	11.70%
$4,000.01 to $5,000.00	1,789,595	11.66%	891,468,684.56	10.69%
$5,000.01 to $6,000.00	659,517	4.30%	541,173,020.77	6.49%
$6,000.01 to $7,000.00	335,308	2.18%	345,156,036.20	4.14%
$7,000.01 to $8,000.00	725,765	4.73%	524,330,784.13	6.29%
$8,000.01 to $9,000.00	86,579	0.56%	196,076,191.52	2.35%
$9,000.01 to $10,000.00	302,393	1.97%	410,739,493.50	4.93%
Over $10,000.00	390,497	2.54%	1,499,539,639.65	17.99%
Total	15,346,857	100.00%	$8,335,425,944.43	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Period of Delinquency Trust Portfolio November 30, 2008

Period of Delinquency (Days Delinquent)	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Current and up to 29 days	15,120,642	98.53%	$7,849,036,885.79	94.16%
30 to 59 days	76,045	0.50%	144,432,031.53	1.73%
60 to 89 days	49,075	0.32%	104,918,195.00	1.26%
90 to 119 days	38,415	0.25%	87,400,750.86	1.05%
120 to 149 days	33,680	0.22%	79,091,468.11	0.95%
150 to 179 days	28,985	0.19%	70,503,861.64	0.85%
180 or more days	15	0.00%	42,751.50	0.00%
Total	15,346,857	100.00%	$8,335,425,944.43	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Account Age Trust Portfolio November 30, 2008

Account Age	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Not more than 6 months	779,052	5.08%	$866,533,489.56	10.40%
Over 6 months to 12 months	1,119,602	7.30%	864,070,821.39	10.37%
Over 12 months to 24 months	2,841,688	18.52%	1,751,519,576.41	21.01%
Over 24 months to 48 months	4,035,690	26.30%	1,972,795,708.29	23.67%
Over 48 months to 72 months	1,626,869	10.60%	752,560,641.37	9.03%
Over 72 months to 96 months	1,265,402	8.25%	590,626,732.36	7.09%
Over 96 months to 120 months	838,955	5.47%	349,406,190.78	4.19%
Over 120 months	2,839,599	18.50%	1,187,912,784.27	14.25%
Total	15,346,857	100.00%	$8,335,425,944.43	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition By Industry Trust Portfolio November 30, 2008

Industry	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Consumer Electronics	3,659,966	23.85%	$2,059,988,746.48	24.71%
Furniture	1,631,600	10.63%	1,278,208,220.19	15.33%
Recreational Vehicles	476,124	3.10%	1,740,519,662.05	20.88%
Department Store	6,256,758	40.77%	1,931,089,611.34	23.17%
Home Improvement	1,403,353	9.14%	695,317,825.49	8.34%
General Merchandise	1,198,679	7.81%	352,145,837.53	4.22%
Other (1)	720,377	4.69%	278,156,041.35	3.34%
Total	15,346,857	100.00%	$8,335,425,944.43	100.00%
(1) Each industry less than 2.00% of total receivables

HSBC Private Label Credit Card Master Note Trust (USA) I Geographic Distribution of Accounts Trust Portfolio November 30, 2008

State	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
California	1,830,072	11.92%	$1,037,787,838.81	12.45%
Texas	892,539	5.82%	698,016,187.81	8.37%
Illinois	1,396,408	9.10%	610,648,512.43	7.33%
Michigan	844,149	5.50%	478,496,135.86	5.74%
New York	895,575	5.84%	451,822,888.39	5.42%
Pennsylvania	1,376,902	8.97%	415,749,137.38	4.99%
Florida	526,395	3.43%	406,230,900.91	4.87%
Wisconsin	686,646	4.47%	267,942,965.38	3.21%
Ohio	638,188	4.16%	258,380,594.66	3.10%
Indiana	475,500	3.10%	230,731,130.05	2.77%
Minnesota	536,369	3.49%	229,637,557.65	2.75%
New Jersey	532,823	3.47%	226,337,580.39	2.72%
All Other (2)	4,715,291	30.72%	3,023,644,514.71	36.27%
Total	15,346,857	100.00%	$8,335,425,944.43	100.00%
(2) Each state less than 2.50% of total receivables

HSBC Private Label Credit Card Master Note Trust (USA) I Composition By Merchant Trust Portfolio November 30, 2008

Merchant	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Best Buy Co., Inc.	2,496,550	16.27%	$1,559,967,196.77	18.71%
Polaris Sales, Inc.	192,583	1.25%	745,001,185.19	8.94%
Menard, Inc.	1,403,125	9.14%	695,142,502.06	8.34%
American Suzuki Motor Corporation	151,860	0.99%	655,025,841.75	7.86%
The Bon-Ton Stores, Inc.	3,045,149	19.84%	630,826,747.04	7.57%
The Neiman Marcus Group, Inc.	868,878	5.66%	541,001,683.20	6.49%
Saks, Incorporated	691,140	4.50%	431,498,779.99	5.18%
Other (3)	6,497,572	42.34%	3,076,962,008.43	36.91%
Total	15,346,857	100.00%	$8,335,425,944.43	100.00%
(3) Each merchant less than 5.00% of total receivables

The subservicer uses NextGen FICO® as well as other credit scores and criteria to assess the probability of repayment on all of a borrower's consumer borrowings. NextGen FICO scores are generated by models developed on consumer data to establish patterns that are believed to be indicative of the borrower's probability of default. An obligor's NextGen

FICO score is one of several factors that may be used to assess the overall credit risk of a consumer. NextGen FICO uses a borrower's historical credit data, including, among other things, payment history, delinquencies on accounts, levels of outstanding indebtedness, length of credit history, types of credit, and public records experience. NextGen FICO scores are based, in part, on information collected by major credit bureaus that are independent third parties, the accuracy of which cannot be verified by the subservicer. NextGen FICO scores may vary by credit bureau depending on credit history available at each bureau. Once an obligor has been issued a credit card, the NextGen FICO score on the account is generally refreshed on a monthly basis. NextGen FICO scores may change over time, depending on customer behavior and changes in credit scoring technology. Because the future composition and product mix of the Trust Portfolio may change over time,

this table is not necessarily indicative of the probability of repayment on all of an obligor's consumer borrowings in the Trust

Portfolio at any specific time in the future

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by NextGen FICO Score Trust Portfolio November 30, 2008

NextGen FICO Score	Receivables	Percentage of Total Receivables
No Score	$1,643,973.80	0.02%
Less than 600	1,501,619,976.92	18.01%
600 to 659	1,601,862,015.77	19.22%
660 to 719	2,136,250,331.06	25.63%
720 and Above	3,094,049,646.88	37.12%
Total	$8,335,425,944.43	100.00%

®NextGen FICO is a registered trademark of Fair Isacc Corporation, and is the Equifax Pinnacle Version 1 score.